CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 173,000	$ 12,691,000	$ (36,252,000)	$ (23,388,000)
Beginning balance, shares at Dec. 31, 2022	172,694,837
Contribution from Parent		730,000		730,000
Fair value of warrants at issuance		39,000		39,000
Common stock issued upon conversion of convertible notes	$ 11,000	44,000		55,000
Common stock issued upon conversion of convertible notes, shares	11,241,370
Common Stock issued upon exercise of warrants
Common stock issued upon exercise of warrants, shares	5,215
Preferred dividends			(2,028,000)	(2,028,000)
Net loss			(4,834,000)	(4,834,000)
Ending balance, value at Dec. 31, 2023	$ 184,000	13,504,000	(43,114,000)	(29,426,000)
Ending balance, shares at Dec. 31, 2023	183,941,422
Common Stock issued upon exercise of warrants
Common stock issued upon exercise of warrants, shares	2,283
Preferred dividends			(1,011,000)	(1,011,000)
Forgiveness of accrued dividends		3,678,000		3,678,000
Net loss			(2,193,000)	(2,193,000)
Ending balance, value at Sep. 30, 2024	$ 184,000	17,182,000	(46,318,000)	(28,952,000)
Ending balance, shares at Sep. 30, 2024	183,943,705
Beginning balance, value at Dec. 31, 2023	$ 184,000	13,504,000	(43,114,000)	(29,426,000)
Beginning balance, shares at Dec. 31, 2023	183,941,422
Common Stock issued upon exercise of warrants
Common stock issued upon exercise of warrants, shares	8,501
Preferred dividends - forgiveness		2,667,000		2,667,000
Net loss			(3,973,000)	(3,973,000)
Ending balance, value at Dec. 31, 2024	$ 184,000	16,171,000	(47,087,000)	(30,732,000)
Ending balance, shares at Dec. 31, 2024	183,949,923
Beginning balance, value at Jun. 30, 2024	$ 184,000	13,504,000	(45,658,000)	(31,970,000)
Beginning balance, shares at Jun. 30, 2024	183,943,705
Forgiveness of accrued dividends		3,678,000		3,678,000
Net loss			(660,000)	(660,000)
Ending balance, value at Sep. 30, 2024	$ 184,000	17,182,000	(46,318,000)	(28,952,000)
Ending balance, shares at Sep. 30, 2024	183,943,705
Beginning balance, value at Dec. 31, 2024	$ 184,000	16,171,000	(47,087,000)	(30,732,000)
Beginning balance, shares at Dec. 31, 2024	183,949,923
Common Stock issued upon exercise of warrants		3,000		3,000
Common stock issued upon exercise of warrants, shares	33,199
Net loss			(1,701,000)	(1,701,000)
Ending balance, value at Sep. 30, 2025	$ 184,000	16,174,000	(48,788,000)	(32,430,000)
Ending balance, shares at Sep. 30, 2025	183,983,122
Beginning balance, value at Jun. 30, 2025	$ 184,000	16,174,000	(48,279,000)	(31,921,000)
Beginning balance, shares at Jun. 30, 2025	183,983,122
Net loss			(509,000)	(509,000)
Ending balance, value at Sep. 30, 2025	$ 184,000	$ 16,174,000	$ (48,788,000)	$ (32,430,000)
Ending balance, shares at Sep. 30, 2025	183,983,122